Trade Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Trade Payables and Accrued Expenses
Note 15 - Trade Payables and Accrued Expenses

Composition

	December 31,
	2018	2019
	NIS millions	NIS millions
Trade payables	288	345
Accrued expenses	408	342
	696	687

The credit balance as of December 31, 2019 in respect of reverse factoring of trade payables transactions includes approximately NIS 106 million on short-term, that repaid trade payables balances in this amount as of the balance sheet date and are due for repayable between January 2020 until December 2020.